Employee Cost - Summary of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and welfare expenses	$ 3,466.6	₨ 253,440.4	₨ 281,172.4	₨ 317,406.0
Contribution to provident fund and other funds	378.1	27,643.3	27,200.4	28,855.1
Total	$ 3,844.7	₨ 281,083.7	₨ 308,372.8	₨ 346,261.1